Reinsurance (Tables)	12 Months Ended
Dec. 31, 2014
Reinsurance
Schedule of reinsurance recoverables

	2014	2013
Ceded future policyholder benefits and expenses	$1,797,057	$1,560,436
Ceded unearned premium	25,389	17,792
Ceded claims and benefits payable	319,790	247,777
Ceded paid losses	11,972	11,375
Total	$2,154,208	$1,837,380

Schedule of reinsurance recoverable grouped by A.M. Best rating

The following table provides the reinsurance recoverable as of December 31, 2014 grouped by A.M. Best rating:

A. M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$1,158,636	$25,217	$295,587	$239	$1,479,679
A or A-	601,782	37	16,696	26	618,541
B++ or B+	36,315	135	244	0	36,694
Not rated	324	0	7,263	11,707	19,294
Reinsurance recoverable	$1,797,057	$25,389	$319,790	$11,972	$2,154,208

Schedule of effect of reinsurance on premiums earned and benefits incurred

	Years Ended December 31,
	2014			2013			2012
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total

Direct earned premiums	$202,992	$839,786	$1,042,778	$207,159	$823,576	$1,030,735	$212,727	$827,048	$1,039,775
Premiums assumed	8,400	149,549	157,949	9,709	140,971	150,680	11,983	146,130	158,113
Premiums ceded	(151,491)	(13,769)	(165,260)	(164,698)	(15,086)	(179,784)	(175,042)	(14,860)	(189,902)
Net earned premiums	$59,901	$975,566	$1,035,467	$52,170	$949,461	$1,001,631	$49,668	$958,318	$1,007,986

Direct policyholder benefits	$661,461	$542,796	$1,204,257	$369,169	$548,631	$917,800	$344,022	$535,016	$879,038
Policyholder benefits assumed	21,922	145,597	167,519	23,556	138,485	162,041	24,519	133,285	157,804
Policyholder benefits ceded	(616,370)	(9,305)	(625,675)	(325,982)	(8,612)	(334,594)	(297,768)	(7,212)	(304,980)
Net policyholder benefits	$67,013	$679,088	$746,101	$66,743	$678,504	$745,247	$70,773	$661,089	$731,862